Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes
Schedule of loss before income taxes
	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	(31,434)	(21,688)	(54,602)	(9,020)
PRC	(8,572)	(53,475)	(91,595)	(15,130)

	(40,006)	(75,163)	(146,197)	(24,150)

Schedule of income tax expense
	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	5,945	15,950	49,528	8,181
Deferred	—	—	(8,436)	(1,393)

	5,945	15,950	41,092	6,788

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

		Years ended December 31,
	Note	2011	2012	2013
		RMB	RMB	RMB	US$
Loss before income tax		(40,006)	(75,163)	(146,197)	(24,150)
Expected taxation at PRC EIT statutory rate of 25%		(10,002)	(18,790)	(36,549)	(6,037)
Effect of different tax rates in different jurisdictions		8,010	5,749	14,426	2,383
Tax incentives related to product developments		(5,882)	(11,210)	(22,767)	(3,761)
Effect of lower tax rate applicable to HNTE		1,444	(10,705)	(20,502)	(3,387)
Changes in uncertain tax positions and late payment interest		1,619	556	1,533	253
Deemed revenue	(i)	3,574	46,485	95,441	15,766
Non-deductible expenses		607	4,339	2,668	441
Changes in valuation allowance		6,575	(474)	7,446	1,230
Non-taxable income		—	—	(604)	(100)

Income tax expense		5,945	15,950	41,092	6,788

(i)                  The Company acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

Schedule of significant components of deferred taxes

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Deferred tax assets, current portion:
Advertisement expenses	—	—	1,198	198
Bad debt expense	67	198	1,454	240
Deferred revenue	739	393	—	—
Expense cut-off	176	—	51	8
Accrued expenses	1,931	2,430	10,518	1,737
Accrued salaries and welfare payable	3,572	6,494	13,225	2,185
Less: valuation allowance	(6,485)	(9,515)	(18,010)	(2,974)

Current deferred tax assets	—	—	8,436	1,394

Deferred tax assets, non-current portion:
Advertising expenses	5,528	1,394	—	—
Depreciation expenses	41	129	274	45
Tax loss carry forward	127	669	869	144
Less: valuation allowance	(5,696)	(2,192)	(1,143)	(189)

Non-current deferred tax assets	—	—	—	—

Schedule of unrecognized tax benefit

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at January 1	536	5,502	32,782	5,415
Additions based on tax positions related to the current year	4,966	28,646	53,745	8,878
Additions for tax positions of prior years	—	—	—	—
Settlement	—	(1,366)	(2,850)	(471)

Balance at December 31	5,502	32,782	83,677	13,822